35. STATEMENT OF INCOME BY NATURE (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Costs of sales
Costs of goods		R$ 18,716.5	R$ 18,994.0	R$ 15,339.0
Depreciation		1,469.8	1,290.5	1,080.9
Amortization		91.9	6.0	4.5
Salaries and employees benefits		4,004.6	3,716.3	3,394.4
Others		2,282.5	2,199.6	2,288.9
Costs of sales		26,565.3	26,206.4	22,107.7
Sales expenses
Depreciation		65.5	64.7	55.3
Amortization		69.7	14.7	12.9
Salaries and employees benefits		1,291.2	1,200.0	1,081.8
Indirect and direct logistics expenses		2,188.8	2,124.9	2,211.0
Others		1,114.9	1,561.4	1,444.9
Sales expenses		4,730.1	4,965.7	4,805.9
Administrative expenses
Depreciation		41.2	24.5	20.0
Amortization		138.7	173.0	124.7
Salaries and employees benefits		269.1	265.8	301.3
Fees		31.0	28.6	26.2
Others		92.0	85.5	33.9
Administrative expenses		572.0	577.4	506.1
Other operating expenses (1)
Depreciation	[1]	41.4	29.4	18.3
Others	[1]	1,212.2	468.4	993.0
Other operating expenses (1)	[1]	R$ 1,253.6	R$ 497.8	R$ 1,011.3

[1]	The composition of other operating expenses is disclosed in note 33.